Note 10 - Term Loans and Line of Credit Agreements (Details Textual)			3 Months Ended		9 Months Ended	12 Months Ended
	Dec. 20, 2019 USD ($)	May 31, 2018 USD ($)	Dec. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Long-term Debt, Gross			$ 23,908,000			$ 20,833,000	$ 23,908,000
Debt Issuance Costs, Net, Total			373,000				$ 373,000
Long-term Debt, Weighted Average Interest Rate, over Time						4.93%	4.73%
New Term Loan Agreement [Member] | Laurel Capital Corporation [Member]
Long-term Debt, Gross	$ 23,000,000.0
Payments of Debt Issuance Costs	300,000
Proceeds from Issuance of Debt	$ 7,200,000
Restricted Cash, Total			3,900,000			$ 1,700,000	$ 3,900,000
Debt Instrument, Periodic Payment, Number of Payments	119
Debt Instrument, Maturity Schedule (Year)	15 years
Debt Instrument, Interest Rate, Stated Percentage, First Five Years	5.00%
Debt Instrument, Prepayment Penalty, Percentage, First Five Years	5.00%
Debt Instrument, Prepayment Penalty, Percentage, Years Six and Seven	4.00%
Debt Instrument, Prepayment Penalty, Percentage, Years Eight and Nine	3.00%
Debt Instrument, Prepayment Penalty, Percentage, Year Ten	2.00%
Debt Instrument, Covenant, Fixed Charge Coverage Ratio	1.20
Debt Issuance Costs, Net, Total	$ 400,000
New Castle Country Club Commercial Mortgage [Member] | Mercer County State Bank [Member]
Repayments of Debt	13,800,000
The Line of Credit Agreement [Member] | Home Savings Bank [Member]
Repayments of Lines of Credit	$ 1,700,000
Debt Instrument, Covenant, Fixed Charge Coverage Ratio					1.20
Line of Credit Facility, Maximum Borrowing Capacity		$ 5,000,000.0
Line of Credit Facility, Amounts in Excess of, Subject to Borrowing Base		$ 1,000,000.0
Proceeds from Lines of Credit, Total					$ 0
Line of Credit Facility, Interest Rate at Period End						3.50%
The Line of Credit Agreement [Member] | Home Savings Bank [Member] | Prime Rate [Member]
Debt Instrument, Basis Spread on Variable Rate		0.25%
Paycheck Protection Program CARES Act [Member]
Long-term Debt, Gross			1,964,000				1,964,000
Debt Issuance Costs, Net, Total			(0)				(0)
Proceeds from Issuance of Long-term Debt, Total				$ 2,800,000
Debt Instrument, Decrease, Forgiveness			800,000			$ 2,000,000.0
Interest Forgiven			$ 4,000			$ 17,000	$ 4,000